Shareholder Fees - FidelityMidCapValueFund-RetailPRO	Mar. 30, 2024 USD ($)
FidelityMidCapValueFund-RetailPRO | Fidelity Mid Cap Value Fund
Shareholder Fees:
(fees paid directly from your investment)	none